Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue from external customers	$ 1,467,550	$ 1,459,050	$ 1,430,789
Total revenue	1,525,714	1,520,071	1,487,877
Operating income (loss)	172,362	191,208	190,823
Interest expense	16,147	16,901	19,439
Earnings Before Income Taxes	156,215	174,307	171,384
Assets	1,870,734	1,776,643	1,654,164
Capital expenditures	104,246	103,806	72,200
Depreciation and amortization	52,016	48,352	46,099
Number of additional segments managed on a geographical basis	3
Intersubsegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenue	58,164	61,021	57,088
Flavors & Fragrances [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	845,672	837,549	821,933
Total revenue	881,298	875,281	857,460
Operating income (loss)	122,410	122,997	129,436
Interest expense	0	0	0
Earnings Before Income Taxes	122,410	122,997	129,436
Assets	897,216	860,395	803,844
Capital expenditures	59,040	49,781	34,999
Depreciation and amortization	27,458	27,021	26,743
Flavors & Fragrances [Member] | Intersubsegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenue	35,626	37,732	35,527
Color [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	473,281	477,385	476,958
Total revenue	493,972	499,210	496,791
Operating income (loss)	103,601	96,406	92,518
Interest expense	0	0	0
Earnings Before Income Taxes	103,601	96,406	92,518
Assets	790,531	744,200	699,017
Capital expenditures	39,273	46,003	30,121
Depreciation and amortization	18,664	15,499	14,125
Color [Member] | Intersubsegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenue	20,691	21,825	19,833
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	148,597	144,116	131,898
Total revenue	150,444	145,580	133,626
Operating income (loss)	(53,649)	(28,195)	(31,131)
Interest expense	16,147	16,901	19,439
Earnings Before Income Taxes	(69,796)	(45,096)	(50,570)
Assets	182,987	172,048	151,303
Capital expenditures	5,933	8,022	7,080
Depreciation and amortization	5,894	5,832	5,231
Corporate & Other [Member] | Intersubsegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 1,847	$ 1,464	$ 1,728